Quarterly Report
January 31, 2020
MFS®  Special Value Trust

Portfolio of Investments
1/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 57.9%
Aerospace – 1.2%
Bombardier, Inc., 7.5%, 3/15/2025 (n)	$91,000	$87,474
Bombardier, Inc., 7.875%, 4/15/2027 (n)	35,000	33,161
Moog, Inc., 4.25%, 12/15/2027 (n)	120,000	123,018
TransDigm, Inc., 6.5%, 7/15/2024	70,000	72,187
TransDigm, Inc., 6.25%, 3/15/2026 (n)	70,000	75,495
TransDigm, Inc., 6.375%, 6/15/2026	45,000	47,475
TransDigm, Inc., 5.5%, 11/15/2027 (n)	70,000	70,430
		$509,240
Automotive – 1.3%
Allison Transmission, Inc., 5%, 10/01/2024 (n)	$205,000	$208,848
Allison Transmission, Inc., 5.875%, 6/01/2029 (n)	10,000	10,917
Dana, Inc., 5.375%, 11/15/2027	31,000	31,969
IAA Spinco, Inc., 5.5%, 6/15/2027 (n)	85,000	90,197
KAR Auction Services, Inc., 5.125%, 6/01/2025 (n)	70,000	71,808
Panther BR Aggregator 2 LP/Panther Finance Co., Inc., 8.5%, 5/15/2027 (n)	95,000	102,125
		$515,864
Broadcasting – 2.1%
Diamond Sports Group LLC/Diamond Sports Finance Co., 6.625%, 8/15/2027 (n)	$65,000	$60,775
iHeartCommunications, Inc., 6.375%, 5/01/2026 (n)	35,000	37,800
iHeartCommunications, Inc., 8.375%, 5/01/2027	40,000	43,500
iHeartCommunications, Inc., 5.25%, 8/15/2027 (n)	15,000	15,638
Lions Gate Capital Holding Co., 5.875%, 11/01/2024	20,000	19,550
Match Group, Inc., 6.375%, 6/01/2024	105,000	109,987
Match Group, Inc., 5%, 12/15/2027 (n)	70,000	73,500
National CineMedia LLC, 5.875%, 4/15/2028 (n)	50,000	52,215
Netflix, Inc., 5.875%, 2/15/2025	110,000	123,337
Netflix, Inc., 5.875%, 11/15/2028	65,000	73,200
Nexstar Escrow Corp., 5.625%, 7/15/2027 (n)	70,000	73,624
Terrier Media Buyer, Inc., 8.875%, 12/15/2027 (n)	15,000	15,450
WMG Acquisition Corp., 5%, 8/01/2023 (n)	30,000	30,600
WMG Acquisition Corp., 4.875%, 11/01/2024 (n)	95,000	97,850
WMG Acquisition Corp., 5.5%, 4/15/2026 (n)	15,000	15,787
		$842,813
Brokerage & Asset Managers – 0.3%
AG Issuer LLC, 6.25%, 3/01/2028 (n)	$5,000	$5,000
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	115,000	117,013
		$122,013
Building – 2.6%
ABC Supply Co., Inc., 5.875%, 5/15/2026 (n)	$105,000	$110,512
ABC Supply Co., Inc., 4%, 1/15/2028	110,000	110,906
Beacon Escrow Corp., 4.875%, 11/01/2025 (n)	80,000	79,576
Beacon Roofing Supply, Inc., 4.5%, 11/15/2026 (n)	30,000	30,825
Core & Main LP, 8.625%, (8.625% cash or 9.375% PIK) 9/15/2024 (n)(p)	30,000	31,275
Core & Main LP, 6.125%, 8/15/2025 (n)	60,000	61,642
Cornerstone Building Brands, Inc., 8%, 4/15/2026 (n)	50,000	52,438
HD Supply, Inc., 5.375%, 10/15/2026 (n)	100,000	106,000
New Enterprise Stone & Lime Co., Inc., 10.125%, 4/01/2022 (n)	45,000	47,138
New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/2026 (n)	70,000	73,150
Patrick Industries, Inc., 7.5%, 10/15/2027 (n)	35,000	38,063
PriSo Acquisition Corp., 9%, 5/15/2023 (n)	69,000	67,275
Standard Industries, Inc., 5.375%, 11/15/2024 (n)	55,000	56,512
Standard Industries, Inc., 6%, 10/15/2025 (n)	100,000	104,375

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Building – continued
Summit Materials LLC/Summit Materials Finance Co., 6.125%, 7/15/2023		$100,000	$101,000
			$1,070,687
Business Services – 1.5%
Ascend Learning LLC, 6.875%, 8/01/2025 (n)		$80,000	$83,600
CDK Global, Inc., 4.875%, 6/01/2027		95,000	99,651
CDK Global, Inc., 5.25%, 5/15/2029 (n)		25,000	26,750
Iron Mountain, Inc., REIT, 4.875%, 9/15/2027 (n)		50,000	51,500
MSCI, Inc., 5.75%, 8/15/2025 (n)		60,000	62,607
MSCI, Inc., 4.75%, 8/01/2026 (n)		170,000	178,075
Refinitiv U.S. Holdings, Inc., 8.25%, 11/15/2026 (n)		40,000	44,552
Verscend Escrow Corp., 9.75%, 8/15/2026 (n)		60,000	65,250
			$611,985
Cable TV – 4.1%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/2024		$10,000	$10,213
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025 (n)		25,000	25,812
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/2026 (n)		215,000	225,608
CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 5/01/2027 (n)		130,000	136,963
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)		100,000	102,812
CSC Holdings LLC, 5.5%, 4/15/2027 (n)		200,000	212,250
DISH DBS Corp., 5.875%, 11/15/2024		75,000	75,895
Intelsat Connect Finance, 9.5%, 2/15/2023 (n)		45,000	22,950
Intelsat Jackson Holdings S.A., 5.5%, 8/01/2023		115,000	92,287
Sirius XM Holdings, Inc., 4.625%, 7/15/2024 (n)		135,000	139,978
Sirius XM Holdings, Inc., 5.5%, 7/01/2029 (n)		45,000	48,427
Sirius XM Radio, Inc., 4.625%, 5/15/2023 (n)		60,000	60,525
Sirius XM Radio, Inc., 5.375%, 4/15/2025 (n)		45,000	46,411
Telesat Holdings, Inc., 6.5%, 10/15/2027 (n)		60,000	62,850
Videotron Ltd., 5.375%, 6/15/2024 (n)		25,000	27,000
Videotron Ltd., 5.125%, 4/15/2027 (n)		150,000	157,156
Virgin Media Secured Finance PLC, 5.5%, 5/15/2029 (n)		200,000	210,500
			$1,657,637
Chemicals – 0.9%
Element Solutions, Inc., 5.875%, 12/01/2025 (n)		$30,000	$31,008
SPCM S.A., 4.875%, 9/15/2025 (n)		200,000	206,500
Starfruit Finance Co./Starfruit U.S. Holding Co. LLC, 6.5%, 10/01/2026 (n)	EUR	100,000	116,395
			$353,903
Computer Software – 0.5%
PTC, Inc., 3.625%, 2/15/2025 (n)		$50,000	$50,437
PTC, Inc., 4%, 2/15/2028 (n)		10,000	10,100
VeriSign, Inc., 5.25%, 4/01/2025		95,000	104,595
VeriSign, Inc., 4.75%, 7/15/2027		45,000	47,475
			$212,607
Computer Software - Systems – 1.4%
CDW LLC/CDW Finance Corp., 4.25%, 4/01/2028		$45,000	$46,856
Fair Isaac Corp., 5.25%, 5/15/2026 (n)		135,000	148,837
Fair Isaac Corp., 4%, 6/15/2028 (n)		22,000	22,385
JDA Software Group, Inc., 7.375%, 10/15/2024 (n)		70,000	72,275
Sabre GLBL, Inc., 5.375%, 4/15/2023 (n)		135,000	137,363
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)		125,000	132,225
			$559,941

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Conglomerates – 2.0%
Amsted Industries Co., 5.625%, 7/01/2027 (n)	$75,000	$79,729
BWX Technologies, Inc., 5.375%, 7/15/2026 (n)	120,000	127,200
CFX Escrow Corp., 6.375%, 2/15/2026 (n)	60,000	64,425
EnerSys, 5%, 4/30/2023 (n)	100,000	105,250
EnerSys, 4.375%, 12/15/2027 (n)	20,000	19,950
Gates Global LLC, 6.25%, 1/15/2026 (n)	75,000	77,051
Granite Holdings U.S. Acquisition Co., 11%, 10/01/2027 (n)	30,000	31,425
MTS Systems Corp., 5.75%, 8/15/2027 (n)	70,000	73,500
Stevens Holding Co., Inc., 6.125%, 10/01/2026 (n)	70,000	76,650
TriMas Corp., 4.875%, 10/15/2025 (n)	150,000	153,750
		$808,930
Construction – 0.7%
Mattamy Group Corp., 6.5%, 10/01/2025 (n)	$85,000	$90,525
Mattamy Group Corp., 5.25%, 12/15/2027 (n)	30,000	31,350
Toll Brothers Finance Corp., 4.875%, 11/15/2025	60,000	65,625
Toll Brothers Finance Corp., 4.35%, 2/15/2028	80,000	84,200
		$271,700
Consumer Products – 0.8%
Coty, Inc., 6.5%, 4/15/2026 (n)	$70,000	$72,975
Energizer Holdings, Inc., 6.375%, 7/15/2026 (n)	95,000	101,180
Mattel, Inc., 6.75%, 12/31/2025 (n)	35,000	37,537
Mattel, Inc., 5.875%, 12/15/2027 (n)	64,000	67,274
Prestige Brands, Inc., 5.125%, 1/15/2028 (n)	35,000	36,575
		$315,541
Consumer Services – 1.5%
Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)	$50,000	$53,375
Carriage Services, Inc., 6.625%, 6/01/2026 (n)	47,000	50,055
Cimpress N.V., 7%, 6/15/2026 (n)	150,000	158,521
Frontdoor, Inc., 6.75%, 8/15/2026 (n)	65,000	71,055
Garda World Security Corp., 4.625%, 2/15/2027 (n)	20,000	19,797
GW B-CR Security Corp., 9.5%, 11/01/2027 (n)	39,000	41,632
NVA Holdings, Inc., 6.875%, 4/01/2026 (n)	45,000	48,544
Photo Holdings Merger Sub, Inc., 8.5%, 10/01/2026 (n)	15,000	14,025
Realogy Group LLC, 9.375%, 4/01/2027 (n)	65,000	67,428
ServiceMaster Co. LLC, 5.125%, 11/15/2024 (n)	70,000	72,343
		$596,775
Containers – 1.7%
ARD Finance S.A., 6.5%, (6.5% cash or 7.25% PIK) 6/30/2027 (n)(p)	$200,000	$206,480
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026	100,000	104,250
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026	40,000	41,454
Flex Acquisition Co., Inc., 6.875%, 1/15/2025 (n)	70,000	70,262
Reynolds Group, 5.75%, 10/15/2020	48,456	48,567
Reynolds Group, 5.125%, 7/15/2023 (n)	70,000	71,436
Reynolds Group, 7%, 7/15/2024 (n)	25,000	25,813
Silgan Holdings, Inc., 4.75%, 3/15/2025	85,000	86,700
Silgan Holdings, Inc., 4.125%, 2/01/2028 (n)	34,000	33,796
		$688,758
Electrical Equipment – 0.2%
CommScope Technologies LLC, 6%, 6/15/2025 (n)	$50,000	$47,875
CommScope Technologies LLC, 5%, 3/15/2027 (n)	40,000	36,300
		$84,175

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Electronics – 1.0%
Entegris, Inc., 4.625%, 2/10/2026 (n)	$100,000	$103,250
Qorvo, Inc., 5.5%, 7/15/2026	65,000	68,737
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)	60,000	66,300
Sensata Technologies B.V., 5%, 10/01/2025 (n)	140,000	151,550
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)	20,000	20,271
		$410,108
Emerging Market Quasi-Sovereign – 0.8%
Petrobras Global Finance B.V. (Federative Republic of Brazil), 5.75%, 2/01/2029	$200,000	$230,800
Petroleos Mexicanos, 6.49%, 1/23/2027 (n)	100,000	108,500
		$339,300
Emerging Market Sovereign – 1.8%
Arab Republic of Egypt, 6.588%, 2/21/2028	$200,000	$212,927
Government of Ukraine, 7.75%, 9/01/2024	100,000	111,365
Republic of Ecuador, 7.875%, 1/23/2028 (n)	200,000	162,502
Republic of Turkey, 5.75%, 3/22/2024	200,000	212,000
Republic of Venezuela, 7%, 3/31/2038 (a)(d)	203,000	24,360
		$723,154
Energy - Independent – 1.5%
Afren PLC, 11.5%, 2/01/2016 (a)(d)(z)	$195,167	$160
Callon Petroleum Co., 6.375%, 7/01/2026	60,000	56,700
Carrizo Oil & Gas, Inc., 8.25%, 7/15/2025	18,800	19,181
CrownRock LP/CrownRock Finance, Inc., 5.625%, 10/15/2025 (n)	95,000	95,843
Highpoint Operating Corp., 7%, 10/15/2022	20,000	18,988
Hilcorp Energy I/Hilcorp Finance Co., 5.75%, 10/01/2025 (n)	14,900	13,472
Jagged Peak Energy LLC, 5.875%, 5/01/2026	55,000	56,650
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6%, 8/01/2026 (n)	55,000	56,787
Matador Resources Co., 5.875%, 9/15/2026	20,000	19,576
Parsley Energy LLC/Parsley Finance Corp., 5.625%, 10/15/2027 (n)	60,000	63,150
QEP Resources, Inc., 5.625%, 3/01/2026	24,900	22,222
Range Resources Corp., 4.875%, 5/15/2025	34,900	27,222
Sanchez Energy Corp., 6.125%, 1/15/2023 (a)(d)	65,000	3,218
SM Energy Co., 6.75%, 9/15/2026	50,000	45,403
Southwestern Energy Co., 6.2%, 1/23/2025	24,900	20,729
Southwestern Energy Co., 7.5%, 4/01/2026	17,900	14,941
WPX Energy, Inc., 5.75%, 6/01/2026	80,000	83,800
		$618,042
Entertainment – 0.8%
Live Nation Entertainment, Inc., 4.875%, 11/01/2024 (n)	$35,000	$36,176
Live Nation Entertainment, Inc., 5.625%, 3/15/2026 (n)	115,000	122,475
Live Nation Entertainment, Inc., 4.75%, 10/15/2027 (n)	15,000	15,432
Six Flags Entertainment Corp., 4.875%, 7/31/2024 (n)	145,000	148,081
		$322,164
Financial Institutions – 1.6%
Avolon Holdings Funding Ltd., 5.125%, 10/01/2023	$60,000	$65,284
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)	42,000	44,224
Credit Acceptance Corp., 5.125%, 12/31/2024 (n)	60,000	62,700
Global Aircraft Leasing Co. Ltd., 6.5%, (6.5% cash or 7.25% PIK) 9/15/2024 (n)(p)	139,000	142,204
Nationstar Mortgage Holdings, Inc., 8.125%, 7/15/2023 (n)	75,000	79,312
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)	30,000	30,530
OneMain Financial Corp., 6.875%, 3/15/2025	50,000	56,375
OneMain Financial Corp., 7.125%, 3/15/2026	55,000	63,104
Park Aerospace Holdings Ltd., 5.5%, 2/15/2024 (n)	75,000	82,845
Springleaf Finance Corp., 5.375%, 11/15/2029	25,000	25,998
		$652,576

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Food & Beverages – 2.2%
BRF S.A., 4.875%, 1/24/2030 (n)	$200,000	$204,700
Cott Holdings, Inc., 5.5%, 4/01/2025 (n)	80,000	83,000
JBS USA LLC/JBS USA Finance, Inc., 6.75%, 2/15/2028 (n)	120,000	132,900
JBS USA Lux S.A./JBS USA Finance, Inc., 5.875%, 7/15/2024 (n)	68,000	69,700
Lamb Weston Holdings, Inc., 4.625%, 11/01/2024 (n)	110,000	115,500
Performance Food Group Co., 5.5%, 10/15/2027 (n)	65,000	68,413
Pilgrim's Pride Corp., 5.75%, 3/15/2025 (n)	25,000	25,688
Pilgrim's Pride Corp., 5.875%, 9/30/2027 (n)	65,000	68,945
U.S. Foods Holding Corp., 5.875%, 6/15/2024 (n)	110,000	112,489
		$881,335
Gaming & Lodging – 2.7%
CCM Merger, Inc., 6%, 3/15/2022 (n)	$85,000	$86,275
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	55,000	60,415
GLP Capital LP/GLP Financing II, Inc., 5.25%, 6/01/2025	75,000	83,987
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026	30,000	34,041
Hilton Domestic Operating Co., Inc., 5.125%, 5/01/2026	115,000	120,428
Hilton Worldwide Finance LLC, 4.625%, 4/01/2025	105,000	107,363
Scientific Games Corp., 8.25%, 3/15/2026 (n)	75,000	81,375
Scientific Games International, Inc., 7%, 5/15/2028 (n)	30,000	31,659
VICI Properties LP, REIT, 4.25%, 12/01/2026 (n)	105,000	107,765
VICI Properties LP, REIT, 3.75%, 2/15/2027 (n)	45,000	45,225
VICI Properties LP, REIT, 4.625%, 12/01/2029 (n)	25,000	26,125
Wyndham Hotels Group LLC, 5.375%, 4/15/2026 (n)	170,000	177,862
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.5%, 3/01/2025 (n)	115,000	119,887
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/2027 (n)	20,000	20,750
		$1,103,157
Insurance - Health – 0.4%
Centene Corp., 6.125%, 2/15/2024	$55,000	$56,787
Centene Corp., 5.375%, 6/01/2026 (n)	75,000	79,781
Centene Corp., 4.25%, 12/15/2027 (n)	45,000	46,913
		$183,481
Insurance - Property & Casualty – 0.4%
Alliant Holdings Intermediate LLC, 6.75%, 10/15/2027 (n)	$60,000	$63,300
Hub International Ltd., 7%, 5/01/2026 (n)	100,000	103,750
		$167,050
Major Banks – 0.5%
Sovcombank PJSC (SovCom Capital DAC), 8%, 4/07/2030 (n)	$200,000	$215,422
Medical & Health Technology & Services – 3.9%
Avantor, Inc., 9%, 10/01/2025 (n)	$120,000	$132,624
BCPE Cycle Merger Sub II, Inc., 10.625%, 7/15/2027 (n)	35,000	36,069
Community Health Systems, Inc., 6.625%, 2/15/2025 (n)	50,000	50,509
DaVita, Inc., 5%, 5/01/2025	80,000	81,930
Encompass Health Corp., 5.75%, 9/15/2025	40,000	41,600
HCA, Inc., 7.5%, 2/15/2022	135,000	148,188
HCA, Inc., 5.375%, 2/01/2025	160,000	178,816
HCA, Inc., 5.875%, 2/15/2026	90,000	103,388
HCA, Inc., 5.625%, 9/01/2028	20,000	23,175
HealthSouth Corp., 5.125%, 3/15/2023	105,000	106,575
Heartland Dental LLC, 8.5%, 5/01/2026 (n)	50,000	51,375
IQVIA Holdings, Inc., 5%, 5/15/2027 (n)	200,000	211,008
MPH Acquisition Holdings LLC, 7.125%, 6/01/2024 (n)	60,000	58,117
Polaris, 8.5%, (8.5% cash or 8.5% PIK) 12/01/2022 (n)(p)	35,000	32,551
Radiology Partners, Inc., 9.25%, 2/01/2028 (n)	10,000	10,400
Regional Care/LifePoint Health, Inc., 9.75%, 12/01/2026 (n)	90,000	100,463

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – continued
Team Health Holdings, Inc., 6.375%, 2/01/2025 (n)	$20,000	$11,751
Tenet Healthcare Corp., 4.875%, 1/01/2026 (n)	85,000	88,134
Tenet Healthcare Corp., 5.125%, 11/01/2027 (n)	60,000	63,150
West Street Merger Sub, Inc., 6.375%, 9/01/2025 (n)	75,000	73,875
		$1,603,698
Medical Equipment – 0.5%
Hill-Rom Holdings, Inc., 4.375%, 9/15/2027 (n)	$85,000	$86,913
Teleflex, Inc., 4.875%, 6/01/2026	30,000	31,275
Teleflex, Inc., 4.625%, 11/15/2027	85,000	89,462
		$207,650
Metals & Mining – 2.0%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)	$45,000	$46,688
Cleveland-Cliffs, Inc., 5.875%, 6/01/2027 (n)	40,000	36,900
Compass Minerals International, Inc., 6.75%, 12/01/2027 (n)	65,000	69,617
Freeport-McMoRan Copper & Gold, Inc., 5.4%, 11/14/2034	60,000	61,800
Freeport-McMoRan, Inc., 5%, 9/01/2027	60,000	62,103
Freeport-McMoRan, Inc., 5.25%, 9/01/2029	60,000	63,600
Grinding Media, Inc./Moly-Cop AltaSteel Ltd., 7.375%, 12/15/2023 (n)	40,000	41,045
Harsco Corp., 5.75%, 7/31/2027 (n)	55,000	56,237
Kaiser Aluminum Corp., 4.625%, 3/01/2028 (n)	113,000	115,260
Northwest Acquisitions ULC/Dominion Finco, Inc., 7.125%, 11/01/2022 (n)	70,000	56,350
Novelis Corp., 5.875%, 9/30/2026 (n)	105,000	111,300
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.5%, 6/15/2025 (n)	30,000	28,800
TMS International Corp., 7.25%, 8/15/2025 (n)	85,000	80,325
		$830,025
Midstream – 1.8%
Cheniere Energy Partners LP, 5.25%, 10/01/2025	$165,000	$169,950
Cheniere Energy, Inc., 4.5%, 10/01/2029 (n)	37,000	37,648
Genesis Energy LP/Genesis Energy Finance Corp., 5.625%, 6/15/2024	15,000	14,588
Genesis Energy LP/Genesis Energy Finance Corp., 6.25%, 5/15/2026	58,900	56,242
Peru LNG, 5.375%, 3/22/2030	200,000	195,261
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/2023	75,000	75,656
Targa Resources Partners LP/Targa Resources Finance Corp., 5.125%, 2/01/2025 (n)	55,000	56,650
Targa Resources Partners LP/Targa Resources Finance Corp., 5.375%, 2/01/2027	95,000	98,562
Targa Resources Partners LP/Targa Resources Finance Corp., 6.875%, 1/15/2029	40,000	44,054
		$748,611
Municipals – 0.3%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022	$100,000	$102,375
Network & Telecom – 0.1%
Zayo Group LLC/Zayo Capital, Inc., 5.75%, 1/15/2027 (n)	$55,000	$56,163
Oil Services – 0.9%
Apergy Corp., 6.375%, 5/01/2026	$70,000	$73,542
Diamond Offshore Drill Co., 5.7%, 10/15/2039	60,000	32,100
Ensign Drilling, Inc., 9.25%, 4/15/2024 (n)	40,000	37,500
MV24 Capital B.V., 6.748%, 6/01/2034 (n)	197,212	212,654
		$355,796

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Oils – 0.6%
Parkland Fuel Corp., 6%, 4/01/2026 (n)	$120,000	$126,300
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 6/15/2025	70,000	74,346
PBF Holding Co. LLC/PBF Finance Corp., 6%, 2/15/2028 (n)	40,000	40,904
		$241,550
Other Banks & Diversified Financials – 0.5%
BBVA Bancomer S.A./Texas, 5.875%, 9/13/2034 (n)	$200,000	$220,700
Pharmaceuticals – 0.9%
Bausch Health Companies, Inc., 5.5%, 3/01/2023 (n)	$38,000	$38,095
Bausch Health Companies, Inc., 6.125%, 4/15/2025 (n)	190,000	195,438
Bausch Health Companies, Inc., 5%, 1/30/2028 (n)	20,000	20,250
Eagle Holding Co. II LLC, 7.625%, 5/15/2022 (n)	65,000	65,650
Eagle Holding Co. II LLC, 7.75%, 5/15/2022 (n)	20,000	20,200
Endo Finance LLC/Endo Finco, Inc., 5.375%, 1/15/2023 (n)	55,000	40,975
		$380,608
Pollution Control – 0.4%
Covanta Holding Corp., 5.875%, 3/01/2024	$60,000	$61,050
Covanta Holding Corp., 6%, 1/01/2027	20,000	20,734
GFL Environmental, Inc., 7%, 6/01/2026 (n)	40,000	41,688
GFL Environmental, Inc., 8.5%, 5/01/2027 (n)	50,000	54,500
		$177,972
Printing & Publishing – 0.4%
Meredith Corp., 6.875%, 2/01/2026	$45,000	$46,310
Nielsen Co. Lux S.à r.l., 5%, 2/01/2025 (n)	20,000	20,352
Nielsen Finance LLC, 5%, 4/15/2022 (n)	86,000	86,108
		$152,770
Real Estate - Healthcare – 0.3%
MPT Operating Partnership LP/MPT Financial Co., REIT, 5.25%, 8/01/2026	$65,000	$68,169
MPT Operating Partnership LP/MPT Financial Co., REIT, 5%, 10/15/2027	55,000	57,816
		$125,985
Real Estate - Other – 0.5%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.25%, 2/01/2027 (n)	$80,000	$79,841
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2023	35,000	35,612
Ryman Hospitality Properties, Inc., REIT, 4.75%, 10/15/2027 (n)	101,000	105,040
		$220,493
Restaurants – 0.7%
Golden Nugget, Inc., 6.75%, 10/15/2024 (n)	$70,000	$71,939
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 6/01/2026 (n)	165,000	172,837
Yum! Brands, Inc., 4.75%, 1/15/2030 (n)	45,000	48,094
		$292,870
Retailers – 0.5%
DriveTime Automotive Group, Inc., 8%, 6/01/2021 (n)	$65,000	$65,813
L Brands, Inc., 5.25%, 2/01/2028	80,000	79,400
Sally Beauty Holdings, Inc., 5.625%, 12/01/2025	40,000	41,400
		$186,613
Specialty Chemicals – 0.3%
Koppers, Inc., 6%, 2/15/2025 (n)	$55,000	$56,348
Univar Solutions USA, Inc., 5.125%, 12/01/2027 (n)	60,000	62,250
		$118,598

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Specialty Stores – 0.3%
Penske Automotive Group Co., 5.375%, 12/01/2024	$40,000	$41,050
Penske Automotive Group Co., 5.5%, 5/15/2026	55,000	56,928
PetSmart, Inc., 7.125%, 3/15/2023 (n)	15,000	14,944
PetSmart, Inc., 8.875%, 6/01/2025 (n)	15,000	15,412
		$128,334
Supermarkets – 0.4%
Albertsons Cos. LLC/Safeway, Inc., 6.625%, 6/15/2024	$31,000	$32,240
Albertsons Cos. LLC/Safeway, Inc., 5.75%, 3/15/2025	45,000	46,576
Albertsons Cos. LLC/Safeway, Inc., 4.625%, 1/15/2027 (n)	85,000	86,180
Albertsons Cos. LLC/Safeway, Inc., 5.875%, 2/15/2028 (n)	10,000	10,675
		$175,671
Telecommunications - Wireless – 4.1%
Altice France S.A., 7.375%, 5/01/2026 (n)	$200,000	$213,016
Altice Luxembourg S.A., 7.625%, 2/15/2025 (n)	200,000	207,940
Digicel International Finance Ltd., 8.75%, 5/25/2024 (n)	200,000	198,500
SBA Communications Corp., 4%, 10/01/2022	120,000	122,100
SBA Communications Corp., 4.875%, 9/01/2024	100,000	103,375
SBA Communications Corp., 3.875%, 2/15/2027 (n)	20,000	20,275
Sprint Capital Corp., 6.875%, 11/15/2028	30,000	30,525
Sprint Corp., 7.875%, 9/15/2023	110,000	116,863
Sprint Corp., 7.125%, 6/15/2024	110,000	113,613
T-Mobile USA, Inc., 6.5%, 1/15/2024	75,000	76,969
T-Mobile USA, Inc., 5.125%, 4/15/2025	60,000	61,789
T-Mobile USA, Inc., 6.5%, 1/15/2026	70,000	74,652
T-Mobile USA, Inc., 5.375%, 4/15/2027	115,000	122,762
Ypso Finance BIS S.A., 6%, 2/15/2028 (n)	200,000	198,134
		$1,660,513
Tobacco – 0.1%
Vector Group Ltd., 10.5%, 11/01/2026 (n)	$25,000	$26,063
Utilities - Electric Power – 1.9%
Adani Green Energy (UP) Ltd./Prayatna Developers Private Ltd., 6.25%, 12/10/2024 (n)	$200,000	$216,244
Clearway Energy Operating LLC, 5.75%, 10/15/2025	170,000	178,670
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)	30,000	30,865
NextEra Energy Operating Co., 4.25%, 9/15/2024 (n)	120,000	124,950
NextEra Energy Operating Co., 4.5%, 9/15/2027 (n)	35,000	36,500
NextEra Energy, Inc., 4.25%, 7/15/2024 (n)	46,000	47,965
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)	25,000	26,063
Terraform Power Operating Co., 5%, 1/31/2028 (n)	95,000	102,600
		$763,857
Total Bonds		$23,615,273
Common Stocks – 37.8%
Brokerage & Asset Managers – 3.1%
BlackRock, Inc.	826	$435,591
NASDAQ, Inc.	6,915	805,321
		$1,240,912
Business Services – 3.9%
Accenture PLC, “A”	2,176	$446,537
Equifax, Inc.	2,925	438,457
Fiserv, Inc. (a)	5,959	706,797
		$1,591,791

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Cable TV – 1.7%
Comcast Corp., “A”	16,359	$706,545
Chemicals – 1.2%
PPG Industries, Inc.	4,044	$484,633
Construction – 1.5%
ICA Tenedora, S.A. de C.V. (a)	10,542	$19,895
Sherwin-Williams Co.	1,064	592,638
		$612,533
Electronics – 1.7%
Texas Instruments, Inc.	5,751	$693,858
Food & Beverages – 1.2%
Nestle S.A., ADR	4,545	$501,132
Health Maintenance Organizations – 1.4%
Cigna Corp.	2,976	$572,523
Insurance – 3.6%
Aon PLC	2,869	$631,897
Marsh & McLennan Cos., Inc.	3,430	383,680
Travelers Cos., Inc.	3,384	445,402
		$1,460,979
Machinery & Tools – 1.6%
Illinois Tool Works, Inc.	3,609	$631,503
Major Banks – 2.0%
JPMorgan Chase & Co.	6,245	$826,588
Medical Equipment – 4.4%
Danaher Corp.	3,735	$600,850
Medtronic PLC	5,511	636,190
Thermo Fisher Scientific, Inc.	1,812	567,500
		$1,804,540
Oil Services – 0.1%
LTRI Holdings LP (a)(u)	60	$31,764
Other Banks & Diversified Financials – 3.5%
Citigroup, Inc.	11,414	$849,316
U.S. Bancorp	10,805	575,042
		$1,424,358
Pharmaceuticals – 1.6%
Johnson & Johnson	4,498	$669,617
Printing & Publishing – 1.4%
Moody's Corp.	2,264	$581,373
Utilities - Electric Power – 3.9%
Duke Energy Corp.	7,662	$748,041
Southern Co.	12,061	849,094
		$1,597,135
Total Common Stocks		$15,431,784

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Floating Rate Loans (r) – 0.8%
Broadcasting – 0.1%
iHeartCommunications, Inc., Term Loan, 5.78%, 5/01/2026	$17,192	$17,221
Nexstar Broadcasting, Inc., Term Loan B4, 4.53%, 9/19/2026	20,947	21,039
WMG Acquisition Corp., Term Loan F, 11/01/2023 (o)	21,000	21,082
		$59,342
Cable TV – 0.1%
CSC Holdings LLC, Term Loan B5, 4.176%, 4/15/2027	$21,000	$21,059
Chemicals – 0.1%
Axalta Coating Systems U.S. Holdings, Inc., Term Loan B3, 6/01/2024 (o)	$17,443	$17,424
Element Solutions, Inc., Term Loan B1, 1/31/2026 (o)	20,947	21,020
		$38,444
Computer Software - Systems – 0.2%
Sabre GLBL, Inc., Term Loan B, 3.645%, 2/22/2024	$41,893	$41,998
SS&C Technologies, Inc., Term Loan B5, 3.395%, 4/16/2025	20,947	20,966
		$62,964
Conglomerates – 0.1%
Gates Global LLC, Term Loan B2, 4.395%, 3/31/2024	$43,656	$43,492
Medical & Health Technology & Services – 0.1%
DaVita Healthcare Partners, Inc., Term Loan B, 3.895%, 8/12/2026	$20,948	$20,996
Jaguar Holding Co. I, Term Loan, 8/18/2022 (o)	20,945	20,930
		$41,926
Pharmaceuticals – 0.0%
Bausch Health Companies, Inc., Term Loan B, 4.419%, 11/27/2025	$20,400	$20,466
Printing & Publishing – 0.1%
Nielsen Finance LLC, Term Loan B4, 3.699%, 10/04/2023	$20,946	$20,961
Total Floating Rate Loans		$308,654
	Strike Price	First Exercise
Warrants – 0.0%
Forest & Paper Products – 0.0%
Appvion Holdings Corp. - Tranche A (1 share for 1 warrant, Expiration 6/13/23) (a)	$27.17	8/24/18	40	$5
Appvion Holdings Corp. - Tranche B (1 share for 1 warrant, Expiration 6/13/23) (a)	31.25	8/24/18	40	0
Total Warrants				$5

Investment Companies (h) – 3.8%
Money Market Funds – 3.8%
MFS Institutional Money Market Portfolio, 1.62% (v)	1,543,911	$1,544,065

Other Assets, Less Liabilities – (0.3)%		(109,676)
Net Assets – 100.0%		$40,790,105
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,544,065 and $39,355,716, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $16,534,442, representing 40.5% of net assets.

Portfolio of Investments (unaudited) – continued
(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown, if any, represents the weighted average coupon rate for settled amounts.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(r)	The remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. The interest rate shown represents the weighted average of the floating interest rates on settled contracts within the loan facility at period end, unless otherwise indicated. The floating interest rates on settled contracts are determined periodically by reference to a base lending rate and a spread.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Afren PLC, 11.5%, 2/01/2016	2/11/11	$193,132	$160
% of Net assets			0.0%
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
Derivative Contracts at 1/31/20
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	102,907	EUR	92,322	HSBC Bank	2/28/2020	$367
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr	Short	USD	5	$601,602	March – 2020	$(6,063)
At January 31, 2020, the fund had cash collateral of $3,500 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of January 31, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$14,878,993	$5	$31,764	$14,910,762
Switzerland	501,132	—	—	501,132
Mexico	—	19,895	—	19,895
Non - U.S. Sovereign Debt	—	1,062,454	—	1,062,454
Municipal Bonds	—	102,375	—	102,375
U.S. Corporate Bonds	—	18,052,839	—	18,052,839
Foreign Bonds	—	4,397,605	—	4,397,605
Floating Rate Loans	—	308,654	—	308,654
Mutual Funds	1,544,065	—	—	1,544,065
Total	$16,924,190	$23,943,827	$31,764	$40,899,781
Other Financial Instruments
Futures Contracts – Liabilities	$(6,063)	$—	$—	$(6,063)
Forward Foreign Currency Exchange Contracts – Assets	—	367	—	367
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 10/31/19	$30,347
Change in unrealized appreciation or depreciation	1,417
Balance as of 1/31/20	$31,764
The net change in unrealized appreciation or depreciation from investments held as level 3 at January 31, 2020 is $1,417. At January 31, 2020, the fund held one level 3 security.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,461,511	$3,448,499	$3,365,926	$(25)	$6	$1,544,065
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$5,521	$—